Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,025,645
Common stock, shares outstanding	253,025,645
Historical
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,025,645
Common stock, shares outstanding	253,025,645
Pro Forma
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,025,645
Common stock, shares outstanding	253,025,645
Pro Forma | MSRs Pool 5
Amount invested in MSRs subsequent to period end	$ 26,600
Pro Forma | MSRs Pool 9
Amount invested in MSRs subsequent to period end	65,400
Pro Forma | MSRs Pool 10
Amount invested in MSRs subsequent to period end	106,500
Amount invested in MSRs, not yet closed as of filing	19,200
Amount commited to be invested in MSRs	$ 19,200